Related Party Transactions	12 Months Ended
Jun. 30, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Transactions
18.	RELATED PARTY TRANSACTIONS

(a)	Amounts due from a related party

The Group had the following balances due from a related party:

	As of June 30,
	2014	2015
	RMB	RMB
Net amounts due from a related party(i)	2,378	858
Total	2,378	858

(i)	Net amount due from a shareholder is related to the amount receivable related to the interest rate swap and foreign exchange contracts novated from a shareholder (Note 20), which is partially offset by payables to the same shareholder in connection with interest payable in the amount of RMB990 and board meeting expenses paid by the same shareholder on behalf of the Company in the amount of RMB530.

(b)	Amounts due to a related party

The Group had the following balances due to a related party:

	As of June 30,
	2014	2015
	RMB	RMB
Interest payable to a shareholder(ii)	990	-
Total	990	-

(ii)	Interest payable to a shareholder is related to interest owed on a previous loan. The loan principal was converted into Series D-2 Preferred Shares in 2008. The interest payable has been classified as a current liability as the interest payment is due upon demand. There are no additional interests or penalties related to the interest payable. In 2015, the interest payable is offset with amount due from the same related party.